Income Taxes (Deferred) (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Gross [Abstract]
Investment in projects	$ 0	$ 47
Production tax credits carryforwards	10	6
Investment tax credits	1	0
U.S. Federal net operating loss carryforwards	181	74
State net operating loss carryforwards	5	7
Total deferred tax assets	197	134
Deferred Tax Liabilities, Gross [Abstract]
Investment in projects	27	0
Deferred Tax Liabilities, Gross	27	0
Deferred Tax Assets, Net	$ 170	$ 134